Long-Term Debt - Summary of Long-Term Debt (Parenthetical) (Detail) (10.875% Senior Notes, USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 16, 2011	May 28, 2010
10.875% Senior Notes
Debt Instrument [Line Items]
Principal amount of senior notes		$ 65,000		$ 50,000	$ 150,000
Interest rate on senior note	10.875%	10.875%	10.875%	10.875%